FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - Cash flow hedges - Financial assets at fair value through other comprehensive income, category - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	$ (24)	$ (58)	$ 0
Derivative financial assets	$ 28	$ 25